Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 290	$ 4,042
Accounts receivable, net	21	3
Prepaid expenses and other current assets	1,663	2,634
Taxes recoverable	488	444
Current discontinued assets held for sale	56,209	151,791
Total Current Assets	58,671	158,914
Property and equipment, net	23,819	17,539
Right of use asset	1,095	1,134
Other receivable	1,000	1,483
Capitalized development cost and other long-term assets, net	7,691	6,216	$ 2,146
Total Assets	92,276	185,286
Current Liabilities
Accounts payable	10,230	3,590
Accrued liabilities	14,472	15,042
Taxes payable	13	13
Operating lease liability	141	128
Convertible and non-convertible promissory notes, net of debt issuance costs	31,212	31,587
Convertible Note measured at fair value	1,542
Warrant Liability	509
Due to affiliate	362
Current discontinued liabilities held for sale	115,411	197,078
Total Current Liabilities	173,892	247,438
Operating lease liability, net of current portion	1,072	1,102
Total Liabilities	174,964	248,540
Shareholders’ Deficit
Preferred stock, $0.0001 par value, 1,000,000 authorized as of December 31, 2023. 0 issued and outstanding as of December 31, 2023.
Common Stock, $0.0001 par value, 150,000,000 authorized as of December 31, 2023; 71,905,363 issued and outstanding as of December 31, 2023 and 57,500,000 issued and outstanding as of December 31, 2022.	9	7
Additional paid in capital	30,303	27,874
Foreign Currency Translation Reserve	(6,303)	(2,924)
Accumulated deficit	(106,697)	(88,211)
Total Shareholders’ Deficit	(82,688)	(63,254)	(2,582)
Total Liabilities and Shareholders’ Deficit	$ 92,276	185,286
Previously Reported
Current Assets
Cash and cash equivalents		4,618	705
Accounts receivable, net		651	3,335
Unbilled energy incentives earned		5,607	4,954
Prepaid expenses and other current assets		3,344	1,482
Taxes recoverable		631	1,388
Restricted Cash		19,161
Current discontinued assets held for sale		80,943
Total Current Assets		114,955	11,864
Property and equipment, net		61,302	68,953
Right of use asset		1,330	1,004
Restricted cash			6,598
Other receivable		1,483
Capitalized development cost and other long-term assets, net		6,216	2,146
Non-current discontinued assets held for sale			87,750
Total Assets		185,286	178,315
Current Liabilities
Accounts payable		5,084	1,138
Accrued liabilities		24,410	3,471
Taxes payable		14	616
Deferred income		5,607	4,954
Operating lease liability		175	75
Green bonds		166,122
Convertible and non-convertible promissory notes, net of debt issuance costs		31,420
Current discontinued liabilities held for sale		14,259
Total Current Liabilities		247,091	10,254
Green bonds			149,481
Convertible and non-convertible promissory notes, net of debt issuance costs			9,214
Operating lease liability, net of current portion		1,252	960
Asset retirement obligations		197	397
Non-current discontinued liabilities held for sale			10,591
Total Liabilities		248,540	180,897
Shareholders’ Deficit
Preferred stock, $0.0001 par value, 1,000,000 authorized as of December 31, 2023. 0 issued and outstanding as of December 31, 2023.
Common Stock, $0.0001 par value, 150,000,000 authorized as of December 31, 2023; 71,905,363 issued and outstanding as of December 31, 2023 and 57,500,000 issued and outstanding as of December 31, 2022.		7	6
Additional paid in capital		27,874	19,797
Foreign Currency Translation Reserve		(2,924)	(3,638)
Accumulated deficit		(88,211)	(18,747)
Total Shareholders’ Deficit		(63,254)	(2,582)
Total Liabilities and Shareholders’ Deficit		$ 185,286	$ 178,315